Stock-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2012
Fair Value Of Option Grants

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model and the following weighted average assumptions:

	2012	2011	2010
Weighted average expected lives	7.0 years	7.2 years	8.0 years
Weighted average risk-free interest rates	1.37%	2.08%	3.03%
Range of risk-free interest rates	1.28-1.38%	1.91-2.66%	3.02-3.15%
Weighted average expected volatility	28.1%	28.0%	27.2%
Range of expected volatility	28.1-28.3%	27.3-30.0%	27.2-27.6%
Dividend yield	2.5%	2.9%	4.4%

Stock Option
Changes In Stock-Based Compensation Awards

A summary of the changes in stock options outstanding under the company’s option plans during 2012 is presented below:

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Options outstanding at July 2, 2011	11,515	$24.33	4.6	$66

Granted	503	28.75	–	–
Exercised	(3,608)	25.16	–	–
Canceled / expired	(2,146)	27.86	–	–

Options outstanding at June 30, 2012	6,264	$23.01	3.2	$38

Options exercisable at June 30, 2012	5,704	$22.65	2.7	$37

Value Of Stock-Based Compensation Awards

In millions except per share data	2012	2011	2010
Number of options exercisable at end of fiscal year	5,704	7,784	8,482
Weighted average exercise price of options exercisable at end of fiscal year	$22.65	$26.38	$27.31
Weighted average grant date fair value of options granted during the fiscal year	$ 6.35	$ 5.29	$ 2.92
Total intrinsic value of options exercised during the fiscal year	$ 23.5	$ 8.0	$ 0.9
Fair value of options that vested during the fiscal year	$ 16.9	$ 4.5	$ 6.3

Restricted Stock Units
Changes In Stock-Based Compensation Awards

A summary of the changes in the stock unit awards outstanding under the company’s benefit plans during 2012 is presented below:

(shares in thousands)	Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Nonvested share units at July 2, 2011	4,993	$19.73	1.1	$149

Granted	767	29.09	–	–
Vested	(4,463)	19.81	–	–
Forfeited	(957)	24.56	–	–

Nonvested share units at June 30, 2012	340	$26.24	0.7	$ 10

Exercisable share units at June 30, 2012	84	$20.67	4.8	$ 2

Value Of Stock-Based Compensation Awards

In millions except per share data	2012	2011	2010
Stock Unit Awards:
Fair value of share-based units that vested during the fiscal year	$ 88	$ 42	$ 35
Weighted average grant date fair value of share based units granted during the fiscal year	$29.09	$23.40	$15.56
All Stock-Based Compensation:
Total compensation expense	$ 35	$ 41	$ 35
Tax benefit on compensation expense	$ 11	$ 15	$ 13